LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Operating leases
2025	$ 4,275
2026	3,499
2027	2,722
2028	2,722
Thereafter	15,474
Total lease payments	28,692 [1]
Less - imputed interest	(6,390)
Present value of lease liabilities	22,302
Sublease rental payments	$ 5,318

[1]	Total lease payments are not offset by $5,318 of expected non-cancelable future sublease payments.